Acquisitions and Divestitures - Impact of Deferred Purchase Price Obligation - Anadarko Table (Details) - Affiliates [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Settlement of the Deferred purchase price obligation - Anadarko	[1],[2]	$ 0	$ (37,346)		$ 0
Deferred Purchase Price Obligation - Anadarko [Member]
Property, Plant and Equipment [Line Items]
Accretion revision/expense	[3]	0	71		(7,747)
Settlement of the Deferred purchase price obligation - Anadarko	[4]	$ 0	(37,346)		0
Western Gas Partners, LP [Member] | Delaware Basin JV Gathering LLC [Member] | Deferred Purchase Price Obligation - Anadarko [Member]
Property, Plant and Equipment [Line Items]
Deferred purchase price obligation - Anadarko			0		41,440		$ 188,674
Accretion revision/expense			71	[5]	(7,747)	[6]
Revision to Deferred purchase price obligation – Anadarko	[7]		(4,165)		(139,487)
Settlement of the Deferred purchase price obligation - Anadarko			(37,346)
Deferred purchase price obligation - Anadarko, future value	[8]		$ 0		$ 56,455		$ 282,807

[1]	Financial information has been recast to include the financial position and results attributable to AMA. See Note 1 and Note 3.
[2]	See Note 3.
[3]	See Note 3 for a discussion of the Deferred purchase price obligation - Anadarko.
[4]	Represents the cash payment to Anadarko for the settlement of the Deferred purchase price obligation - Anadarko (see Note 3).
[5]	Accretion expense was recorded as a charge to Interest expense in the consolidated statements of operations.
[6]	Financing-related accretion revisions were recorded in Interest expense in the consolidated statements of operations.
[7]	Recorded as revisions within Common units in the consolidated balance sheets and consolidated statements of equity and partners’ capital.
[8]	Calculated using Level 3 inputs.